EQUIPMENT ON OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EQUIPMENT ON OPERATING LEASES
Equipment on operating leases					$ 931,536	$ 830,607
Less residual reserve						(599)
Less accumulated depreciation					(177,165)	(182,391)
Equipment on operating leases, net	885,538		885,538		754,371	647,617
Depreciation expense	28,553	27,021	83,930	80,415	107,836	110,314	117,848
Lease payments owed to the company for equipment under non-cancelable operating leases
2013					97,177
2014					58,575
2015					23,712
2016					8,818
2017 and thereafter					1,815
Total					$ 190,097